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             UNITED STATES                                 OMB APPROVAL

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   SECURITIES AND EXCHANGE COMMISSION             OMB Number:         3235-0456
         Washington, D.C. 20549                   Expires:      August 31, 2000
                                                  Estimated average burden
                                                  hours per response..........1
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               FORM 24F-2
    ANNUAL NOTICE OF SECURITIES SOLD
         PURSUANT TO RULE 24F-2

Read instructions at end of Form before preparing Form.

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      1.     Name and address of issuer:

             American Pension Investors Trust
             2303 Yorktown Avenue
             Lynchburg, VA  24501

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      2.     The name of each series or class of securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
             classes):   /X/
                         --
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      3.     Investment Company Act File Number:

             811-04262

             Securities Act File Number:

             002-96538

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      4(a). Last day of fiscal year for which this Form is filed:

            May 31, 1998

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      4(b). Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

         NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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      4(c)  /_/  Check box if this is the last  time the  issuer  will be filing this Form.


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



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

        5. Calculation of registration fee:
             (i)    Aggregate sale price of securities sold
                    during the fiscal year pursuant to                                                         $30,220,210
                    section 24(f):                                                                             -----------

             (ii)   Aggregate price of securities redeemed
                    or repurchased during the fiscal year:                              $20,095,180
                                                                                        -----------

             (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 1, 1995 that were not previously used to reduce registration fees
                    payable to the Commission:                                          $         0
                                                                                        -----------

             (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:                         - $20,095,180
                                                                                                               -----------

             (v) Net sales - if item 5(i) is greater
                    than Item 5(iv) [subtract item 5(iv)                                                       $10,125,030
                    from Item 5(i)]:

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             (vi)   Redemption credits available for use in
                    future years  -- if Item 5(i) is less
                    than Item 5(iv) [subtract Item 5(iv)
                    from Item 5(i)]:                             $(           0)
                                                                   ------------
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             (vii)  Multiplier for determining registration
                    fee (See Instruction C.9):                                                                  x  .000295

             (viii) Registration fee due [multiply Item
                    5(v) by Item 5(vii)] (enter "0" if no                                                    =  $ 2,986.88
                    fee is due):                                                                             =============

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        6.     Prepaid Shares

               If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
               Act of 1933  pursuant to rule 24e-2 as in effect  before  October
               11, 1997, then report the amount of securities (number of shares or other units) deducted here: None. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: None.

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       7.      Interest  due - if this  Form is being  filed  more  than 90 days after the end of the Issuer's fiscal year (see Instruction D):
                                                                                                            +  $         +
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       8.      Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                         = $      2,986.88
                                                                                                         =================

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

       9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

               July 31, 1998

                         Method of Delivery:

                                           /X/     Wire Transfer
                                           /_/     Mail or other means


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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                                    /s/ Charles D. Foster
By (Signature and Title)*           -----------------------
                                    Charles D. Foster
                                    Chief Financial Officer


Date:  July 28, 1998

   *Please print the name and title of the signing officer below the signature.